Stockholders' Equity (capital Deficiency): Assets purchased (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Property and Equipment, net	$ 141,439	$ 44,922	$ 128
Intangibles (patent, trademarks, URL's)	3,615	3,735
Total		33,457
Craig Ellins
Property and Equipment, net		$ 29,722